Basis of Presentation, Liquidity And Summary of Significant Accounting Policies (Detail Textuals) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012		Aug. 15, 2013	Aug. 21, 2013	Nov. 30, 2013	Aug. 22, 2013	Aug. 16, 2013	Oct. 31, 2013
Concentration Risk [Line Items]
Decrease in revenue		$ 3,400,000		$ 1,300,000		$ 10,800,000
Percentage of decrease in revenue			19.50%		2.80%
Increased expenses due to professional fees						2,500,000
Net loss		(563,000)	(167,000)	(696,000)	(3,385,000)	(5,218,000)	(3,866,000)	[1]
Working capital deficit				9,900,000		9,900,000
Percentage of administrative personnel and reduced staffing				29.00%		29.00%
Annual savings				3,000,000		3,000,000
Common stock, shares issued		12,883,446		12,883,446		12,883,446	9,300,439
Offering price									$ 0.60
Net proceeds from private placement offering after deductions					1,502,000	403,000
Preferred stock, shares issued		1,547,845		1,547,845		1,514,155	1,105,155
Change in fair value of warrants		88,000	166,000	(254,000)	(166,000)	(296,000)
Outstanding balance on the line of credit	4,100,000		4,100,000		4,100,000	3,900,000
Availability under the line of credit						3,300,000
Capital raised by sale of preferred stock						1,500,000
Minimum tangible net worth requirement						(9,700,000)
Minimum tangible net worth's pro forma effect in capital raise	300,000			600,000		800,000
Accounts receivable, valuation allowance						377,000	246,000
Inventory, valuation allowance						41,000	83,000
Adjustment to earn-out obligations			820,000		820,000	820,000		[1]
Deferred financing costs net of amortization						48,000	107,000
Silicon Valley Bank [Member] | Line of Credit [Member]
Concentration Risk [Line Items]
Line of credit, covenant terms				the Company was in compliance with the Tangible Net Worth financial covenant and had available a $0.6 million and $0.8 million cushion over the requirement, respectively.
Funds raised through sales of common stock				50.00%
Securities Purchase Agreement [Member]
Concentration Risk [Line Items]
Gross proceeds									1,756,400	200,000
Offering Closing Price									1,556,400
Common stocks, including management and existing shareholders									100,000
Common stock, shares issued									2,927,333
Offering price									$ 0.60
Net proceeds from private placement offering after deductions									1,500,000
Placement agent fees percentage									10.00%
Fair value of warrants accounted for as a liability									1,100,000
Series E Purchase Agreement [Member]
Concentration Risk [Line Items]
Gross proceeds											4,090,000
Exercise price of warrants											$ 0.55
Offering price											$ 10.00
Preferred stock, shares issued											409,000
Conversion price											$ 0.50
Capital raising cost, preferred stock											875,000
BDC Credit Agreement [Member]
Concentration Risk [Line Items]
Line of credit, covenant terms												Pursuant to the amended loan agreement, the Company is required to maintain, for the duration of the investment, a term debt to equity ratio not exceeding 1.1:1 (measured annually); and an adjusted current ratio of 0.40:1 (measured annually) and revised annually 120 days after each year end.	Pursuant to the amended credit agreement and commencing with the fiscal year ending December 31, 2013, the Company is required to maintain a fixed coverage ratio, calculated on a consolidated basis of not less than 1.15:1 with a step-up to 1.25:1 as of March 31, 2014, tested on a rolling four quarter basis thereafter and a ratio of funded debt to EBITDA, calculated on an annual consolidated basis of not greater than 3.0:1, tested on a rolling four quarter basis thereafter.
SVB Loan Agreement [Member] | Silicon Valley Bank [Member] | Line of Credit [Member]
Concentration Risk [Line Items]
Outstanding balance on the line of credit		3,800,000		3,800,000		3,900,000
Availability under the line of credit		700,000		700,000
Placement agent warrants [Member]
Concentration Risk [Line Items]
Gross proceeds											3,500,000
Exercise price of warrants									$ 0.60
Common stock, shares issued									292,733
Placement agent fees percentage											8.00%
Change in fair value of warrants											278,000
Term of warrant											5 years
Warrant [Member] | Securities Purchase Agreement [Member]
Concentration Risk [Line Items]
Exercise price of warrants									$ 1.00
Common stock, shares issued									1,463,667
Series E Preferred Stock [Member]
Concentration Risk [Line Items]
Gross proceeds											4,100,000
Capital raised by sale of preferred stock											875,000
Minimum tangible net worth requirement											(8,700,000)
Series E Preferred Stock [Member] | SVB Loan Agreement [Member]
Concentration Risk [Line Items]
Funds raised through sales of common stock											25.00%
Minimum tangible net worth requirement											$ (9,700,000)

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.